Financial Instruments - Summary of Reconciliation of Cash Flow Hedge Reserve (Details) - USD ($) $ in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Disclosure of detailed information about financial instruments [abstract]
Balance at the beginning of the period	$ 1	$ 0	$ 1
Gain / (Loss) recognized in other comprehensive income during the period	(1)	1	12
Amount reclassified to profit or loss during the period	(3)	1	(13)
Tax impact on above	1	(1)
Balance at the end of the period	$ (2)	$ 1	$ 0